Reconciliation Between U.S. Gaap And Ifrs - Additional information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Depreciation and amortization		R$ 6,873,945	R$ 5,811,123	R$ 5,109,292
Corridor approach percent		10.00%
Provision for lossses pursuant to onerous obligation	[1]	R$ 5,817,130	4,493,894
Profit (loss)		R$ (9,095,107)	24,615,555	(6,656,162)
U.S. GAAP
Disclosure of comparative information prepared under previous GAAP [line items]
Allowances for impairment			0
Profit (loss)			27,393,837	(4,027,661)
IFRS
Disclosure of comparative information prepared under previous GAAP [line items]
Allowances for impairment			1,226,125	1,084,707
Provision for impairment losses			291,807
Depreciation and amortization			150,389
Profit (loss)			24,615,555	R$ (6,656,162)
IFRS | Telecommunication Signal Transmission Capacity Agreement
Disclosure of comparative information prepared under previous GAAP [line items]
Provision for lossses pursuant to onerous obligation			4,493,894
Effect of transition to IFRSs
Disclosure of comparative information prepared under previous GAAP [line items]
Profit (loss)			R$ 141,418

[1]	The Company and its subsidiaries are parties to a telecommunications signals transmission capacity supply agreement using submarine cables that connect North America and South America, and also hires the supply of capacity of the space segment for the provision of the DTH TV service. Since (a) the agreement obligations exceed the economic benefits that are expected to be received throughout the agreement; and (b) the costs are unavoidable, the Company and its subsidiaries recognized, pursuant to IAS 37, an onerous obligation measured at the lowest of net output cost of the agreement brought to present value, in 2019, amounting to R$1.2 billion of the satellite transmission contract (DTH TV) and in 2018, amounting to R$4.5 billion of the transmission contract via submarine cables.